Expense Example - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF - Fidelity Sustainable Low Duration Bond ETF	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 20
3 years	$ 64